Income Taxes (Details Narrative)	Mar. 21, 2018	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Income tax description	On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HKD2 million of estimated assessable profits of the qualifying group entity will be taxed at 8.25%, and estimated assessable profits above HKD2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.
Operating loss carry forwards		$ 4,189,379	$ 32,677,157	$ 1,708,793	$ 13,328,585	$ 1,169,414	$ 9,121,430
Valuation allowances		785,934
Valuation allowances		281,951		281,951		192,953
Net operating loss carry forwards		$ 0